Finance Income (Expenses), Net	12 Months Ended
Dec. 31, 2020
Disclosure of finance income (cost) [text block] [Abstract]
FINANCE INCOME (EXPENSES), NET
NOTE 17:	FINANCE INCOME (EXPENSES), NET

	Year ended December 31,
	2020	2019	2018
	U.S. dollars in thousands
Finance expenses:
Bank account management fees and commissions	17	29	7
Revaluation of marketable securities	-	574	-
Exchange differences	-	-	28

Total finance expenses	17	603	35

Finance income:
Revaluation of warrants to purchase ADS’s	-	-	974
Revaluation of marketable securities	138	-	2,753
Interest income on bank deposits	33	93	87
Exchange differences	12	5	-

Total finance income	183	98	3,814

Finance income (expenses), net	166	(505)	3,779